UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2006

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	February 13, 2007

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	$65,366,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ACUSPHERE          COM             00511R870          385     157866          SOLE           0             157866
ALLIANCE DATA SYS  COM             018581108        16875     270125          SOLE           0             270125
Arch Cap Group     COM             G0450A105        18336     271196          SOLE           0             271196
Bank of America    COM             60505104           117       2200          SOLE           0               2200
BIOENVISION        COM             09059N100          620     133681          SOLE           0             133681
Cogent             COM             19239V302          302      18615          SOLE           0              18615
Entremed           COM             29382F103          135      85733          SOLE           0              85733
Fibertower         COM             31567R100          392      66743          SOLE           0              66743
Finisar            COM             31787A101         1324     410000          SOLE           0             410000
Harris Corp        COM             413875105          115       2500          SOLE           0               2500
Hewlett Packard    COM             428236103          124       3000          SOLE           0               3000
Hologic            COM             436440101         2361      49945          SOLE           0              49945
Irobot             COM             462726100        2232      123600          SOLE           0             123600
Oracle             COM             68389X105         103        6000          SOLE           0               6000
Optionsxpress      COM             684010101         676       29797          SOLE           0              29797
Packaging Corp     COM             695156109        4558      206234          SOLE           0             206234
Placer Sierra      COM             726079106        8199      344934          SOLE           0             344934
Qualcomm           COM             747525103         113        3000          SOLE           0               3000
Savvis             COM             805423308        5714      160009          SOLE           0             160009
SOLEXA INC         COM             83420X105        1719      130689          SOLE           0             130689
TERCICA INC        COM             88078L105         864      172708          SOLE           0             172708
Walmart            COM             931142103         102       2200           SOLE           0               2200